Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		$ 1,755	$ 1,779
Amortization for the period		(155)	(138)
Impairment losses (note 7)		(7)
Additions (decreases), net	[1]	207	151
Business combinations (note 4.1)		26
Foreign currency translation effects		30	(37)
Balance at the end of period		1,856	1,755
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		1,277	1,350
Amortization for the period		(42)	(44)
Impairment losses (note 7)		(7)
Additions (decreases), net	[1]	2	(10)
Business combinations (note 4.1)		26
Foreign currency translation effects		33	(19)
Balance at the end of period		1,289	1,277
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		286	228
Amortization for the period		(91)	(73)
Additions (decreases), net	[1]	148	136
Foreign currency translation effects		(9)	(5)
Balance at the end of period		334	286
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		33	45
Amortization for the period		(1)	(1)
Additions (decreases), net	[1]	7	(10)
Foreign currency translation effects		1	(1)
Balance at the end of period		40	33
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		17	23
Amortization for the period		(1)	(7)
Additions (decreases), net	[1]	2
Foreign currency translation effects		(2)	1
Balance at the end of period		16	17
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		142	133
Amortization for the period		(20)	(13)
Additions (decreases), net	[1]	48	35
Foreign currency translation effects		7	(13)
Balance at the end of period		$ 177	$ 142

[1]	Includes the capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.